UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION










                             WASHINGTON, D.C. 20549

                                    Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999

Check here if Amendment [  ]: Amendment Number:________

This Amendment (Check only one): [  ] is a restatement

                                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      First Commonwealth Trust Company
Address:   614 Philadelphia Street
           Indiana, PA, 15701

Form 13F File Number:28-05153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John J. Dolan
Title:    Executive Vice President and Chief Financial Officer
Phone:    (724) 349-7220

Signature,Place, and Date of Signing:



John J. Dolan,     Indiana, PA,     February 14, 2000

Report Type(check only one) :

     [ ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

     [x] 13F NOTICE (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s))

     [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)











List of Other Managers Reporting for this Manager:

Form 13F File Number        Name
28-05151                       First Commonwealth Financial Corporation

First Commonwealth Trust Company, a wholly-owned subsidiary of First Commonwealth Financial Corporation, a bank holding company, incorporated under the laws of Pennsylvania, and First Commonwealth Financial Corporation exercise investment discretion with respect to the same
13 F securities Pursuant to the General Instruction 2 of Form 13F, this filing indicates that First Commonwealth Financial Corporation is reporting on behalf of First Commonwealth Trust Company on First Commonwealth Financial Corporation's Form 13 F for the quarter ended December 31, 1999

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